RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4. RELATED PARTY TRANSACTIONS

Note 1: Lever Holdings 500K Notes Payable ($500,000)

Lever Holdings provided seed capital to Lever Technology Inc. for $500,000 to start App in the United States. Lever Holdings provided the working base source code for the launch of the Company, valued at $758,316 as the contributed tangible software. The Company estimated the value of the source code using the income and cost approach. The Company attributed 90% of its value to the cost approach, closest to the actual value of developing the source code.

On March 31, 2022, the Company converted all the outstanding notes into common stock by issuing 20,166,042 common stock valued at $0.0248 per share to Lever Holdings. On May 31, 2022, the Lever Holdings Note balance was zero.

As a result of this conversion, Niloc Capital Pty Ltd. (“Niloc Capital”), an entity owned by Mr. McKendrick, received 7,500,000 common stock of the Company and founding shares of common and preferred stock. Niloc Capital transferred 220,000 shares to a software developer. Mr. Copulos received 9,177,438 common stock from the conversion through his four entities.

As of September 30, 2024, Mr. Copulos has funded the Company since its inception for $3.43 million. Mr. Copulos currently owns 36,074,708 common stock of the Company, representing 53.61% of issued and outstanding common stock of the Company as of September 30, 2024. Mr. Copulos received these shares from the note conversion and for cash consideration.

NOTE 4. RELATED PARTY TRANSACTIONS

Lever Holdings 500K Notes Payable ($500,000)

Lever Holdings provided seed capital to Lever Technology Inc. for $500,000 to start App in the United States. Lever Holdings provided the working base source code for the launch of the Company, valued at $758,316 as the contributed tangible software. The Company estimated the value of the source code using the income and cost approach. The Company attributed 90% of its value to the cost approach, closest to the actual value of developing the source code.

On March 31, 2022, the Company converted all the outstanding notes into common stock by issuing 20,166,042 common stock valued at $0.0248 per share to Lever Holdings. On May 31, 2022, the Lever Holdings Note balance was zero. Mr. McKendrick is also the founder, CEO, and majority shareholder of Lever Holdings.

As a result of this conversion, Niloc Capital Pty Ltd. (“Niloc Capital”), an entity owned by Mr. McKendrick, received 7,500,000 common stock of the Company and founding shares of common and preferred stock. Niloc Capital transferred 220,000 shares to a software developer. Mr. Copulos received 9,177,438 common stock from the conversion through his four entities.

Mr. Copulos has funded the Company since its inception for $3.43 million. Mr. Copulos currently owns 36,074,708 common stock of the Company, representing 53.61% of issued and outstanding common stock of the Company as of December 31, 2023. Mr. Copulos received these shares from the note conversion and for cash consideration.

For the fiscal year ended December 31, 2023, an additional 792,942 shares of common stock valued at $0.0248 per share were issued to certain shareholders of Lever Holdings who were either not issued shares or were issued erroneously.

Shares issued to Founder

At March 24, 2022 (inception), the Company issued 7,250,000 common stock on March 24, 2022, and 5,000,000 preferred stock on March 24, 2022, at par value as the founder in consideration of services rendered to the Company. A total combined value of $1,225.

Note 1: Citywest 150K Notes Payable ($150,000)

On December 21, 2022, the Company borrowed $150,000 at a 10% interest rate due on December 21, 2023, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 350,000 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 350,000 Shares. In case of IPO, the note is convertible into Common Stock to up to $150,000, at the IPO price per Share less 25% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 350,000 shares of common stock as a full settlement of the outstanding note.

Note 2: Eyeon I 150K Notes Payable ($150,000)

On December 21, 2022, the Company borrowed $150,000 at a 10% interest rate due on December 21, 2023, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 350,000 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 350,000 Shares. In case of IPO, the note is convertible into Common Stock to up to $150,000, at the IPO price per Share less 25% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 350,000 shares of common stock as a full settlement of the outstanding note.

Note 3: Citywest 100K Notes Payable ($100,000)

On March 29, 2023, the Company borrowed $100,000 at a 15% interest rate due on March 31, 2024, from Citywest Corp Pty Ltd ATF Copulas (Sunshine) Unit Trust (Citywest), directly benefiting Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, where the Company must repay the Loan from June 1, 2023, the borrower, following a repayment schedule or at Citywest’s discretion convert the outstanding balance into equity at a 35% discount to sale or acquisition should the company undertake a liquidity event.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 220,808 shares of common stock as a full settlement of the outstanding note.

Note 4: Eyeon I 100K Notes Payable ($100,000)

On March 29, 2023, the Company borrowed $100,000 at a 15% interest rate due on March 31, 2024, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust (Eyeon), directly benefiting Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, where the Company must repay the Loan from June 1, 2023, the borrower, following a repayment schedule or at Eyeon’s discretion convert the outstanding balance into equity at a 35% discount to sale or acquisition should the company undertake a liquidity event.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 220,808 shares of common stock as a full settlement of the outstanding note.

Note 5: Northrock 100K Notes Payable ($100,000)

On March 29, 2023, the Company borrowed $100,000 at a 15% interest rate due on March 31, 2024, from Northrock Unit Capital Trust (Northrock), which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, where the Company must repay the Loan from June 1, 2023, the borrower, following a repayment schedule or at Northrock’s discretion convert the outstanding balance into equity at a 35% discount to sale or acquisition should the company undertake a liquidity event.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 220,808 shares of common stock as a full settlement of the outstanding note.

Note 6: Collin Phillips ($6,599)

On May 29, 2023, the Company borrowed $6,599 at a 15% interest rate due on May 29, 2024, from Collin Philips. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 13,998 Shares of Common Stock on a fully diluted basis.

Pursuant to the terms of the Conversion Notice dated October 1, 2023, the Company issued an aggregate of 13,998 shares of common stock as a full settlement of the outstanding note.

Note 7: Eyeon II 100K Notes Payable ($100,000)

On May 29, 2023, the Company borrowed $100,000 at a 15% interest rate due on May 29, 2024, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 150,000 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 150,000 Shares. In case of IPO, the note is convertible into Common Stock to up to $100,000, at the IPO price per Share less 30% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 209,534 shares of common stock as a full settlement of the outstanding note.

Note 8: Eyeon 200K Notes Payable ($200,000)

On July 3, 2023, the Company borrowed $200,000 at a 15% interest rate due on July 3, 2024, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 400,000 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 400,000 Shares. In case of IPO, the note is convertible into Common Stock to up to $500,000, at the IPO price per Share less 30% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 414,466 shares of common stock as a full settlement of the outstanding note.

Note 9: Eyeon III 150K Notes Payable ($150,000)

On September 12, 2023, the Company borrowed $150,000 at a 15% interest rate due on September 12, 2024, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 299,000 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 2990,000 Shares. In case of IPO, the note is convertible into Common Stock to up to $150,000, at the IPO price per Share less 30% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 299,000 shares of common stock as a full settlement of the outstanding note.

Note 10: A&K Sfetcopoulos $50K ($50,000)

On September 19, 2023, the Company borrowed $50,000 at a 15% interest rate due on September 12, 2024, from A&K Sfetcopulos Superannuation Pty Ltd. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 99,667 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 99,667 Shares. In case of IPO, the note is convertible into Common Stock to up to $50,000, at the IPO price per Share less 30% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

Pursuant to the terms of the Conversion Notice dated September 28, 2023, the Company issued an aggregate of 100,000 shares of common stock as a full settlement of the outstanding note.

Note 11: Eyeon III 100K Notes Payable ($100,000)

On October 30, 2023, the Company borrowed $100,000 at a 15% interest rate due on October 30, 2024, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 190,476 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 190,476 Shares. In case of IPO, the note is convertible into Common Stock to up to $100,000, at the IPO price per Share less 30% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

As of December 31, 2023, the Note remained outstanding.

Note 12: Eyeon 70K Notes Payable ($70,000)

On December 20, 2023, the Company borrowed $70,000 at a 15% interest rate due on December 20, 2024, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust, which directly benefits Mr. Copulos. According to the conversion rights of the note, upon consummation of merger & acquisition or change of ownership, the entire Note shall automatically convert, though no further action on the part of the Company or the Holder, into 133,333 Shares of Common Stock on a fully diluted basis, but in no event will the conversion be less than 33,333 Shares. In case of IPO, the note is convertible into Common Stock to up to $70,000, at the IPO price per Share less 30% of the 7-day VWAP (Volume Weighted Average Price) discount per Share.

As of December 31, 2023, the Note remained outstanding.

Aspire Loan

In August 2023, Aspire Technologies LLC, a limited liability company controlled by Mr. McKendrick, who serves as Chief Executive Officer of the Company, contributed $143,400 to the Company. This capital infusion was recorded as a non-interest-bearing loan to provide the Company’s working capital. The loan is unsecured and due on demand. The Company entered the transaction on terms that, from the Company’s perspective, are as favorable as could have been obtained from an unaffiliated third party.